SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Work in process	$ 8,242	$ 10,336
Finished goods	42,454	45,348
Total inventories	$ 50,696	$ 55,684